EXHIBIT 99.12

Clayton QM-ATR Diligence Report

QM-ATR Diligence Report

Loan Number	Loan Level ATR/QM Status Audit	Application Date Prior to 1/10/2014 Flag Audit	TRID Indicator
1604000103	Non-QM: Lender documented all ATR UW factors	No	Y
1605000120	Non-QM: Lender documented all ATR UW factors	No	Y
1606000133	Non-QM: Lender documented all ATR UW factors	No	Y
1606000134	Non-QM: Lender documented all ATR UW factors	No	Y
1606000136	Non-QM: Lender documented all ATR UW factors	No	Y
1606000140	QM: Rebuttable Presumption	No	Y
1606000145	Non-QM: Lender documented all ATR UW factors	No	Y
1607000157	Non-QM: Lender documented all ATR UW factors	No	Y
1607000159	Non-QM: Lender documented all ATR UW factors	No	Y
1607000160	Non-QM: Lender documented all ATR UW factors	No	Y
1607000171	Non-QM: Lender documented all ATR UW factors	No	Y
1608000178	Non-QM: Lender documented all ATR UW factors	No	Y
1609000201	Non-QM: Lender documented all ATR UW factors	No	Y
1609000212	Non-QM: Lender documented all ATR UW factors	No	Y
1610000223	Non-QM: Lender documented all ATR UW factors	No	Y

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